Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 10,848,940
Interest and dividends	3,848,764
Interest income on notes receivable from participants	81,586
Contributions:
Employee contributions	8,333,584
Employer contributions	3,729,479
Other contributions	2,168,054
Total contributions	14,231,117
Total additions	29,010,407
Deductions
Benefits paid to participants	16,072,674
Administrative expenses	194,042
Total deductions	16,266,716
Net change in net assets available for benefits	12,743,691
Net assets available for benefits at beginning of year	108,133,924
Net assets available for benefits at end of year	$ 120,877,615